BORROWINGS - Composition of Non-recourse Borrowings (Details) $ in Millions	Jun. 30, 2023 USD ($) year	Dec. 31, 2022 USD ($) year
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 20,307	$ 20,275
Non-recourse borrowings with related parties	$ 923	$ 1,838
Non-recourse borrowing
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	670.00%	6.10%
Term (years) | year	10	10
Carrying value	$ 21,798	$ 22,321
Estimated fair value	21,275	21,117
Add: Unamortized premium	94	105
Less: Unamortized financing fees	(128)	(124)
Less: Current portion	(1,457)	(2,027)
Non-recourse borrowings	$ 20,307	$ 20,275
Non-recourse borrowing | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	780.00%	7.20%
Term (years) | year	11	10
Carrying value	$ 8,739	$ 8,813
Estimated fair value	$ 8,568	$ 8,104
Non-recourse borrowing | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	580.00%	5.40%
Term (years) | year	8	8
Carrying value	$ 5,065	$ 5,943
Estimated fair value	$ 4,997	$ 5,824
Non-recourse borrowing | Utility-scale solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	600.00%	5.60%
Term (years) | year	13	13
Carrying value	$ 4,668	$ 4,625
Estimated fair value	$ 4,592	$ 4,502
Non-recourse borrowing | Distributed energy & sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	600.00%	5.10%
Term (years) | year	6	7
Carrying value	$ 3,326	$ 2,940
Estimated fair value	3,118	2,687
Subscription Facility | Parent
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 923	$ 1,750